Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments	$ 2,397,862,034	$ 2,079,074,463
Receivables:
Contributions from employers	65,232,658	46,147,268
Notes receivable from participants	15,859,379	30,294
Funds in course of settlement	0	61,485
Accrued interest and dividends	31,994	12,840
Total receivables	81,124,031	46,251,887
TOTAL ASSETS	2,478,986,065	2,125,326,350
LIABILITIES:
Notes payable	50,605,000	64,605,000
Unpaid administrative expenses	50,760	48,893
TOTAL LIABILITIES	50,655,760	64,653,893
NET ASSETS AVAILABLE FOR BENEFITS	2,428,330,305	2,060,672,457
Common stocks
Investments, at fair value:
Total investments	782,954,046	651,236,620
Mutual funds
Investments, at fair value:
Total investments	1,605,496,517	1,425,526,377
Short-term investments
Investments, at fair value:
Total investments	9,411,471	2,311,466
Unallocated
Investments, at fair value:
Total investments	134,960,630	123,622,156
Receivables:
Contributions from employers	6,366,631	12,668,394
Notes receivable from participants	0	0
Funds in course of settlement	0	0
Accrued interest and dividends	31,994	12,840
Total receivables	6,398,625	12,681,234
TOTAL ASSETS	141,359,255	136,303,390
LIABILITIES:
Notes payable	50,605,000	64,605,000
Unpaid administrative expenses	760	1,393
TOTAL LIABILITIES	50,605,760	64,606,393
NET ASSETS AVAILABLE FOR BENEFITS	90,753,495	71,696,997
Unallocated | Common stocks
Investments, at fair value:
Total investments	125,549,159	121,310,690
Unallocated | Mutual funds
Investments, at fair value:
Total investments	0	0
Unallocated | Short-term investments
Investments, at fair value:
Total investments	9,411,471	2,311,466
Nonparticipant-Directed
Investments, at fair value:
Total investments	615,391,840	497,071,521
Receivables:
Contributions from employers	32,742,389	64,363
Notes receivable from participants	0	0
Funds in course of settlement	0	0
Accrued interest and dividends	0	0
Total receivables	32,742,389	64,363
TOTAL ASSETS	648,134,229	497,135,884
LIABILITIES:
Notes payable	0	0
Unpaid administrative expenses	50,000	47,500
TOTAL LIABILITIES	50,000	47,500
NET ASSETS AVAILABLE FOR BENEFITS	648,084,229	497,088,384
Nonparticipant-Directed | Common stocks
Investments, at fair value:
Total investments	609,964,046	491,301,392
Nonparticipant-Directed | Mutual funds
Investments, at fair value:
Total investments	5,427,794	5,770,129
Nonparticipant-Directed | Short-term investments
Investments, at fair value:
Total investments	0	0
Participant-Directed
Investments, at fair value:
Total investments	1,647,509,564	1,458,380,786
Receivables:
Contributions from employers	26,123,638	33,414,511
Notes receivable from participants	15,859,379	30,294
Funds in course of settlement	0	61,485
Accrued interest and dividends	0	0
Total receivables	41,983,017	33,506,290
TOTAL ASSETS	1,689,492,581	1,491,887,076
LIABILITIES:
Notes payable	0	0
Unpaid administrative expenses	0	0
TOTAL LIABILITIES	0	0
NET ASSETS AVAILABLE FOR BENEFITS	1,689,492,581	1,491,887,076
Participant-Directed | Common stocks
Investments, at fair value:
Total investments	47,440,841	38,624,538
Participant-Directed | Mutual funds
Investments, at fair value:
Total investments	1,600,068,723	1,419,756,248
Participant-Directed | Short-term investments
Investments, at fair value:
Total investments	$ 0	$ 0